CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net income	¥ 2,690,467	$ 384,731	¥ 1,567,026	¥ 1,099,218
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	911,987	130,413	1,143,685	1,056,967
Depreciation of property, equipment and software	517,915	74,061	468,378	256,594
Amortization and impairment of intangible assets	151,680	21,690	33,504	2,158
Amortization of right-of-use assets	145,416	20,794	184,601	169,137
Loss from disposal of property, equipment and software	51,149	7,314	649	183
Foreign exchange (gain)/loss	(11,161)	(1,596)	68	(1,088)
Interest and investment income	(47,693)	(6,820)	(11,140)	(288,042)
Deferred income tax expenses/(benefit)	(20,932)	(2,993)	8,538	14,083
Allowance for credit losses	694	99	793	86
Changes in operating assets and liabilities:
Accounts and notes receivable	7,161	1,024	(17,487)	(7,037)
Inventories	647	93	(3,042)
Prepayments and other current assets	(18,675)	(2,671)	133,760	123,933
Amounts due from related parties	(1,983)	(284)	(3,249)	1,748
Other non-current assets			4,000
Accounts payable	(4,735)	(677)	(28,677)	24,744
Deferred revenue	151,120	21,610	289,505	733,183
Other payables and accrued liabilities	177,388	25,366	(47,933)	31,931
Operating lease liabilities	(148,074)	(21,174)	(180,484)	(170,789)
Net cash provided by operating activities	4,552,371	650,980	3,542,495	3,047,009
Cash flows from investing activities
Purchases of property, equipment and software	(119,123)	(17,034)	(856,047)	(955,511)
Disposal of property, equipment and software	50,604	7,236	120	6,953
Purchases of time deposits	(8,704,129)	(1,244,674)	(6,117,060)	(9,698,390)
Maturities of time deposits	6,886,007	984,686	7,600,176	3,982,982
Purchases of short-term and long-term investments	(20,435,985)	(2,922,307)	(10,396,017)	(9,563,742)
Maturities of short-term and long-term investments	17,714,414	2,533,127	7,902,150	6,289,129
Payments for business acquisitions, net of cash acquired			(150,221)	(66)
Net cash used in investing activities	(4,608,212)	(658,966)	(2,016,899)	(9,938,645)
Cash flows from financing activities
Proceeds from exercise of share-based awards	347,646	49,713	191,320	217,712
Proceeds from share offer, net of issuance cost	2,002,670	286,378
Repurchase of ordinary shares	(142,798)	(20,420)	(1,651,859)	(71,835)
Payments of dividends	(553,010)	(79,079)		(562,899)
Net cash (used in)/provided by financing activities	1,654,508	236,592	(1,460,539)	(417,022)
Effect of exchange rate changes on cash and cash equivalents	(46,840)	(6,698)	15,074	29,793
Net (decrease)/increase in cash and cash equivalents	1,551,827	221,908	80,131	(7,278,865)
Cash and cash equivalents at beginning of the year	2,553,090	365,087	2,472,959	9,751,824
Cash and cash equivalents at end of the year	4,104,917	586,995	2,553,090	2,472,959
Supplemental cash flow disclosure
Cash paid for income tax	503,952	72,063	306,758	133,456
Supplemental disclosures of non-cash investing and financing activities
Changes in payables for purchase of property, equipment and software	14,033	2,007	(527,372)	419,175
Changes in consideration payable for share repurchase	¥ (71,133)	$ (10,172)	¥ (20,324)	¥ 113,802